Pioneer Multi-Asset Income Fund
Schedule of Investments  |  April 30, 2022

A: PMAIX	C: PMACX	K: PMFKX	R: PMFRX	Y: PMFYX

Schedule of Investments  |  4/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.8%
	Senior Secured Floating Rate Loan Interests — 1.9% of Net Assets*(a)
	Advanced Materials — 0.1%
992,500	Groupe Solmax, Inc., Initial Term Loan, 5.756% (LIBOR + 475 bps), 5/29/28	$ 969,549
	Total Advanced Materials	$969,549
	Advertising Sales — 0.1%
1,979,695	Clear Channel Outdoor Holdings, Inc., Term B Loan, 4.264% (LIBOR + 350 bps), 8/21/26	$ 1,938,864
	Total Advertising Sales	$1,938,864
	Aerospace & Defense — 0.0%†
950,000	ADS Tactical, Inc., Initial Term Loan, 6.75% (LIBOR + 575 bps), 3/19/26	$ 916,750
	Total Aerospace & Defense	$916,750
	Auto Parts & Equipment — 0.1%
990,000	First Brands Group LLC, First Lien 2021 Term Loan, 6.00% (Term SOFR + 500 bps), 3/30/27	$ 989,587
1,000,000	Superior Industries International, Inc., Replacement Term Loan, 4.764% (LIBOR + 400 bps), 5/22/24	986,250
	Total Auto Parts & Equipment	$1,975,837
	Building & Construction Products — 0.1%
1,980,262	CP Atlas Buyer, Inc., Term B Loan, 4.514% (LIBOR + 375 bps), 11/23/27	$ 1,863,745
	Total Building & Construction Products	$1,863,745
	Building-Heavy Construction — 0.0%†
992,500	Artera Services LLC, First Lien Tranche B Term Loan, 4.506% (LIBOR + 350 bps), 3/6/25	$ 932,950
	Total Building-Heavy Construction	$932,950
	Building-Maintenance & Service — 0.0%†
497,500	ArchKey Holdings, Inc., First Lien Initial Term Loan, 6.489% (LIBOR + 525 bps), 6/29/28	$ 492,525
	Total Building-Maintenance & Service	$492,525
	Casino Services — 0.0%†
493,750	Lucky Bucks LLC, Initial Term Loan, 6.25% (LIBOR + 550 bps), 7/30/27	$ 486,961
	Total Casino Services	$486,961
1Pioneer Multi-Asset Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Chemicals-Specialty — 0.1%
990,000	Cpc Acquisition Corp., First Lien Initial Term Loan, 4.756% (LIBOR + 375 bps), 12/29/27	$ 940,500
	Total Chemicals-Specialty	$940,500
	Commercial Services — 0.1%
995,000	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 4.313% (LIBOR + 350 bps), 6/2/28	$ 937,788
	Total Commercial Services	$937,788
	Computers-Integrated Systems — 0.1%
1,484,615	VeriFone Systems, Inc., First Lien Initial Term Loan, 4.498% (LIBOR + 400 bps), 8/20/25	$ 1,459,563
	Total Computers-Integrated Systems	$1,459,563
	Diagnostic Equipment — 0.0%†
496,250	Curia Global, Inc., First Lien 2021 Term Loan, 4.989% (LIBOR + 375 bps), 8/30/26	$ 494,017
	Total Diagnostic Equipment	$494,017
	Dialysis Centers — 0.0%†
989,848	U.S. Renal Care, Inc., Initial Term Loan, 5.764% (LIBOR + 500 bps), 6/26/26	$ 890,038
	Total Dialysis Centers	$890,038
	Distribution & Wholesale — 0.1%
1,979,382	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 4.75% (LIBOR + 375 bps), 3/20/25	$ 1,890,309
	Total Distribution & Wholesale	$1,890,309
	Electric-Generation — 0.0%†
823,470	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 4.756% (LIBOR + 375 bps), 10/2/25	$ 602,592
	Total Electric-Generation	$602,592
	Electronic Composition — 0.1%
989,587	Energy Acquisition LP, First Lien Initial Term Loan, 5.014% (LIBOR + 425 bps), 6/26/25	$ 959,281
	Total Electronic Composition	$959,281
	Engines — 0.0%†
497,500	Arcline FM Holdings, LLC, First Lien Initial Term Loan, 5.50% (LIBOR + 475 bps), 6/23/28	$ 492,525
	Total Engines	$492,525
Pioneer Multi-Asset Income Fund |  | 4/30/222

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Fiduciary Banks — 0.1%
1,496,250	Mercury Borrower, Inc., First Line Initial Term Loan, 4.563% (LIBOR + 350 bps), 8/2/28	$ 1,477,547
	Total Fiduciary Banks	$1,477,547
	Investment Management & Advisory Services — 0.1%
1,487,905	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 5.00% (LIBOR + 350 bps), 5/30/25	$ 1,473,956
	Total Investment Management & Advisory Services	$1,473,956
	Machinery — 0.1%
997,500	Engineered Components & Systems LLC, First Lien Initial Term Loan, 6.50% (LIBOR + 600 bps), 8/2/28	$ 970,069
	Total Machinery	$970,069
	Medical-Biomedical & Generation — 0.1%
1,246,875	ANI Pharmaceuticals, Inc., Initial Term Loan, 6.764% (LIBOR + 600 bps), 11/19/27	$ 1,246,875
	Total Medical-Biomedical & Generation	$1,246,875
	Medical-Drugs — 0.1%
989,848	Curium BidCo S.a.r.l., Facility B, 5.006% (LIBOR + 400 bps), 7/9/26	$ 978,093
	Total Medical-Drugs	$978,093
	Paper & Related Products — 0.1%
992,500	Schweitzer-Mauduit International, Inc., Term B Loan, 4.563% (LIBOR + 400 bps), 4/20/28	$ 981,334
	Total Paper & Related Products	$981,334
	Protection-Safety — 0.0%†
497,500	APX Group, Inc., Initial Term Loan, 4.051% (LIBOR + 350 bps), 7/10/28	$ 493,389
	Total Protection-Safety	$493,389
	Retail — 0.2%
497,500	At Home Group, Inc., Initial Term Loan, 4.967% (LIBOR + 400 bps), 7/24/28	$ 455,523
495,000	CWGS Group, LLC, Initial Term Loan, 3.25% (LIBOR + 250 bps), 6/3/28	466,125
992,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 4.019% (LIBOR + 350 bps), 6/2/28	958,383
3Pioneer Multi-Asset Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Retail — (continued)
992,347	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.817% (LIBOR + 450 bps), 9/12/24	$ 978,082
487,500	Torrid LLC, Closing Date Term Loan, 6.739% (LIBOR + 550 bps), 6/14/28	475,313
	Total Retail	$3,333,426
	Theaters — 0.0%†
989,796	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 3.488% (LIBOR + 300 bps), 4/22/26	$ 886,254
	Total Theaters	$886,254
	Transactional Software — 0.1%
1,492,500	Polaris Newco, LLC, First Lien Dollar Term Loan, 4.764% (LIBOR + 400 bps), 6/2/28	$ 1,483,794
	Total Transactional Software	$1,483,794
	Transport-Equipment & Leasing — 0.1%
989,691	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 4.666% (LIBOR + 375 bps), 9/11/23	$ 971,134
	Total Transport-Equipment & Leasing	$971,134
	Total Senior Secured Floating Rate Loan Interests (Cost $33,461,148)	$32,539,665

Shares
	Common Stocks — 47.9% of Net Assets
	Aerospace & Defense — 1.0%
616,099	Hensoldt AG	$ 17,256,269
	Total Aerospace & Defense	$17,256,269
	Air Freight & Logistics — 0.6%
431,634	Cia de Distribucion Integral Logista Holdings S.A.	$ 7,964,112
8,334	United Parcel Service, Inc., Class B	1,499,953
	Total Air Freight & Logistics	$9,464,065
	Automobiles — 1.4%
1,361,710	Stellantis NV	$ 18,649,110
281,900	Subaru Corp.	4,255,381
	Total Automobiles	$22,904,491
	Banks — 11.1%
1,738,086	ABN AMRO Bank NV (144A)	$ 21,993,958
12,623,000	Bank of China, Ltd., Class H	4,986,785
Pioneer Multi-Asset Income Fund |  | 4/30/224

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Shares		Value
	Banks — (continued)
128,980	BNP Paribas S.A.	$ 6,763,233
40	Grupo Financiero Banorte S.A.B de CV, Class O	264
427,380	Hana Financial Group, Inc.	15,992,723
589,600	Itau Unibanco Holding S.A.	2,846,661
1,237,799	KB Financial Group, Inc.	57,652,262
7,155,800	Mitsubishi UFJ Financial Group, Inc.	41,592,140
6,725,553	NatWest Group Plc	18,436,361
166,500	Sumitomo Mitsui Trust Holdings, Inc.	5,171,732
55,106	UniCredit S.p.A.	517,684
265,667	Wells Fargo & Co.	11,591,051
	Total Banks	$187,544,854
	Beverages — 0.2%
74,200	Asahi Group Holdings, Ltd.	$ 2,780,463
	Total Beverages	$2,780,463
	Biotechnology — 2.6%
300,153	AbbVie, Inc.	$ 44,086,473
	Total Biotechnology	$44,086,473
	Capital Markets — 0.4%
142,584	Brightsphere Investment Group, Inc.	$ 2,857,383
67,819	Lazard, Ltd., Class A	2,222,429
98,712	UBS Group AG	1,696,192
	Total Capital Markets	$6,776,004
	Chemicals — 0.0%†
1,752,813	Chevron Lubricants Lanka Plc	$ 412,609
	Total Chemicals	$412,609
	Communications Equipment — 0.2%
70,057	Cisco Systems, Inc.	$ 3,431,392
	Total Communications Equipment	$3,431,392
	Construction & Engineering — 0.5%
17,074,500	Sinopec Engineering Group Co., Ltd., Class H	$ 8,943,060
	Total Construction & Engineering	$8,943,060
	Diversified Financial Services — 0.2%
162,700	ORIX Corp.	$ 2,976,304
	Total Diversified Financial Services	$2,976,304
	Diversified Telecommunication Services — 1.0%
953,515	Deutsche Telekom AG	$ 17,673,850
	Total Diversified Telecommunication Services	$17,673,850
5Pioneer Multi-Asset Income Fund |  | 4/30/22

Shares		Value
	Electric Utilities — 0.6%
249,967	FirstEnergy Corp.	$ 10,826,071
	Total Electric Utilities	$10,826,071
	Electrical Equipment — 0.1%
204,500	Mitsubishi Electric Corp.	$ 2,155,700
	Total Electrical Equipment	$2,155,700
	Electronic Equipment, Instruments & Components — 0.2%
85,122	National Instruments Corp.	$ 3,076,309
	Total Electronic Equipment, Instruments & Components	$3,076,309
	Food & Staples Retailing — 0.7%
692,115+^	Magnit PJSC (G.D.R.)	$ 273,385
56,609+^	Magnit PJSC	182,184
254,400	Seven & i Holdings Co., Ltd.	11,209,087
48,325+	X5 Retail Group NV (G.D.R.)	29,164
	Total Food & Staples Retailing	$11,693,820
	Food Products — 0.4%
326,210	Associated British Foods Plc	$ 6,589,747
	Total Food Products	$6,589,747
	Health Care Providers & Services — 0.2%
55,274	Cardinal Health, Inc.	$ 3,208,656
	Total Health Care Providers & Services	$3,208,656
	Household Durables — 0.2%
119,225	Persimmon Plc	$ 3,148,309
	Total Household Durables	$3,148,309
	Insurance — 1.8%
15,203	Allianz SE	$ 3,467,503
149,572	Hartford Financial Services Group, Inc.	10,459,570
34,799	NN Group NV	1,723,224
13,025	Old Republic International Corp.	286,680
484,500	Ping An Insurance Group Co. of China, Ltd., Class H	3,173,608
144,800	Power Corp. of Canada	4,260,647
34,839	Willis Towers Watson Plc	7,485,507
	Total Insurance	$30,856,739
	Internet & Direct Marketing Retail — 0.2%
81,578	eBay, Inc.	$ 4,235,530
	Total Internet & Direct Marketing Retail	$4,235,530
Pioneer Multi-Asset Income Fund |  | 4/30/226

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Shares		Value
	IT Services — 2.8%
362,300	International Business Machines Corp.	$ 47,899,683
	Total IT Services	$47,899,683
	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,067,470
	Total Leisure Products	$2,067,470
	Media — 0.0%†
116,684	Atresmedia Corp. de Medios de Comunicacion S.A.	$ 449,300
	Total Media	$449,300
	Metals & Mining — 1.1%
69,607	Barrick Gold Corp.	$ 1,552,932
139,700	Barrick Gold Corp.	3,115,561
89,980	Rio Tinto Plc	6,456,074
317,806	Royal Bafokeng Platinum, Ltd.	3,179,569
107,432	Teck Resources, Ltd., Class B	4,239,267
	Total Metals & Mining	$18,543,403
	Mortgage Real Estate Investment Trusts (REITs) — 2.0%
599,658	AGNC Investment Corp.	$ 6,584,245
226,087	Angel Oak Mortgage, Inc.	3,653,566
39,684	Great Ajax Corp.	369,458
561,217	Ladder Capital Corp.	6,392,261
961,952	New Residential Investment Corp.	10,004,301
1,241,431	Two Harbors Investment Corp.	5,971,283
	Total Mortgage Real Estate Investment Trusts (REITs)	$32,975,114
	Oil, Gas & Consumable Fuels — 10.6%
1,341,028	BW LPG, Ltd. (144A)	$ 8,542,855
325,135	Coterra Energy, Inc.	9,360,637
485,900	ENEOS Holdings, Inc.	1,708,091
4,619,233	Energy Transfer LP	51,181,102
47,954+	LUKOIL PJSC (A.D.R.)	119,166
49,022	Magellan Midstream Partners LP	2,375,116
329,832	Marathon Oil Corp.	8,219,413
1,007,036	MPLX LP	32,587,685
15,209	Occidental Petroleum Corp. (144A)	837,864
573,131	PBF Logistics LP	8,992,425
1,271,403+^	Rosneft Oil Co. PJSC (G.D.R.)	297,508
7Pioneer Multi-Asset Income Fund |  | 4/30/22

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
202,020	Shell Midstream Partners LP	$ 2,854,543
971,078(b)	Shell Plc (A.D.R.)	51,884,697
	Total Oil, Gas & Consumable Fuels	$178,961,102
	Pharmaceuticals — 4.6%
1,581,410	Pfizer, Inc.	$ 77,599,789
	Total Pharmaceuticals	$77,599,789
	Semiconductors & Semiconductor Equipment — 0.4%
45,989	MKS Instruments, Inc.	$ 5,241,826
8,826	QUALCOMM, Inc.	1,232,904
	Total Semiconductors & Semiconductor Equipment	$6,474,730
	Technology Hardware, Storage & Peripherals — 2.4%
339,000	Asustek Computer, Inc.	$ 4,105,885
2,075,481	Hewlett Packard Enterprise Co.	31,983,162
71,933	Samsung Electronics Co., Ltd.	3,860,099
	Total Technology Hardware, Storage & Peripherals	$39,949,146
	Textiles, Apparel & Luxury Goods — 0.2%
113,149	Tapestry, Inc.	$ 3,724,865
	Total Textiles, Apparel & Luxury Goods	$3,724,865
	Trading Companies & Distributors — 0.1%
52,100	Inaba Denki Sangyo Co., Ltd.	$ 1,026,945
	Total Trading Companies & Distributors	$1,026,945
	Total Common Stocks (Cost $758,497,883)	$809,712,262

Principal Amount USD ($)
	Asset Backed Securities — 1.7% of Net Assets
2,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	$ 2,002,119
1,150,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	1,074,245
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	539,132
3,200,000(a)	CAL Receivables 2022-1 LLC, 0.000% (SOFR30A + 435 bps), 10/15/22 (144A)	3,136,000
Pioneer Multi-Asset Income Fund |  | 4/30/228

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
852,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	$ 809,930
4,517,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M5, 7.87%, 2/25/32 (144A)	4,371,474
700,000(a)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 6.037% (SOFR30A + 575 bps), 4/1/24 (144A)	699,999
2,400,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,252,426
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,992,830
1,664,000	Octane Receivables Trust 2022-1, 7.33%, 12/20/29 (144A)	1,647,680
500,000	Rosy Blue Carat SA, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	500,000
2,550,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	2,415,823
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	4,093,620
800,000(a)	STAR, Series 2021-SFR1, Class H, 5.005% (1 Month USD LIBOR + 445 bps), 4/17/38 (144A)	764,718
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,487,559
	Total Asset Backed Securities (Cost $29,533,650)	$28,787,555

	Collateralized Mortgage Obligations—4.5% of Net Assets
290,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 7.018% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	$ 294,608
2,100,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 5.518% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	2,158,856
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 5.789% (SOFR30A + 550 bps), 1/26/32 (144A)	2,221,675
1,900,000(c)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	1,843,337
1,270,000(c)	CFMT LLC, Series 2020-HB4, Class M5, 6.00%, 12/26/30 (144A)	1,241,427
1,250,000(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.682%, 2/25/31 (144A)	1,205,737
9Pioneer Multi-Asset Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,100,000(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.918% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$ 4,181,717
2,860,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.289% (SOFR30A + 600 bps), 10/25/41 (144A)	2,635,388
2,660,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 6.289% (SOFR30A + 600 bps), 12/25/41 (144A)	2,411,399
2,700,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 5.168% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	2,672,969
4,430,000(a)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.668% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	4,502,073
1,917,958(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 6.268% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	1,922,220
2,900,000(a)	Eagle RE, Ltd., Series 2021-1, Class M2, 4.739% (SOFR30A + 445 bps), 10/25/33 (144A)	2,840,301
970,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 6.489% (SOFR30A + 620 bps), 11/25/41 (144A)	906,378
1,369,083(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.768% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	1,424,531
1,100,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 10.018% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	1,291,534
1,065,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 5.089% (SOFR30A + 480 bps), 10/25/50 (144A)	1,108,381
2,300,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.789% (SOFR30A + 1,150 bps), 10/25/50 (144A)	2,780,881
850,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.289% (SOFR30A + 300 bps), 12/25/50 (144A)	788,402
2,675,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.939% (SOFR30A + 565 bps), 12/25/50 (144A)	2,529,681
2,765,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 5.039% (SOFR30A + 475 bps), 1/25/51 (144A)	2,461,159
Pioneer Multi-Asset Income Fund |  | 4/30/2210

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,170,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA3, Class B2, 6.539% (SOFR30A + 625 bps), 10/25/33 (144A)	$ 2,109,042
3,530,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B2, 5.789% (SOFR30A + 550 bps), 1/25/34 (144A)	3,349,654
2,910,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.289% (SOFR30A + 500 bps), 8/25/33 (144A)	2,542,319
1,970,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B2, 6.539% (SOFR30A + 625 bps), 9/25/41 (144A)	1,733,301
3,450,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B2, 7.389% (SOFR30A + 710 bps), 1/25/42 (144A)	3,082,009
730,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class B2, 10.001% (SOFR30A + 975 bps), 4/25/42 (144A)	734,112
1,056,501(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class B, 11.418% (1 Month USD LIBOR + 1,075 bps), 3/25/25	1,068,713
1,900,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.689% (SOFR30A + 740 bps), 11/25/50 (144A)	2,026,720
795,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 6.289% (SOFR30A + 600 bps), 8/25/33 (144A)	755,987
3,480,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B2, 8.089% (SOFR30A + 780 bps), 11/25/41 (144A)	3,276,173
2,650,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class B2, 8.789% (SOFR30A + 850 bps), 2/25/42 (144A)	2,504,515
16,585	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	11,752
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	1,528
1,690,000(a)	Home Re Ltd., Series 2020-1, Class M2, 5.918% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,726,386
430,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 7.668% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	438,711
11Pioneer Multi-Asset Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,170,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 4.439% (SOFR30A + 415 bps), 1/25/34 (144A)	$ 2,914,495
1,550,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.918% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,594,693
1,800,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	1,424,716
400,000(a)	Triangle Re, Ltd., Series 2020-1, Class B1, 8.418% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	405,556
310,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 3/25/60 (144A)	307,384
430,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.00%, 3/25/60 (144A)	422,648
	Total Collateralized Mortgage Obligations (Cost $77,817,903)	$75,853,068

	Commercial Mortgage-Backed Securities—0.4% of Net Assets
275,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 8.039% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 294,044
4,376,397(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 2.589% (SOFR30A + 230 bps), 11/25/51 (144A)	4,257,593
2,500,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 4.418% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	2,393,161
139,405(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	138,925
	Total Commercial Mortgage-Backed Securities (Cost $6,842,898)	$7,083,723

	Corporate Bonds — 12.5% of Net Assets
	Advertising — 0.1%
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,755,282
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	537,225
	Total Advertising	$2,292,507
Pioneer Multi-Asset Income Fund |  | 4/30/2212

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Aerospace & Defense — 0.5%
5,000,000	Boeing Co., 5.15%, 5/1/30	$ 4,984,522
3,369,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,138,459
	Total Aerospace & Defense	$8,122,981
	Airlines — 0.4%
5,000,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 4,515,285
438,456	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	476,348
1,720,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	1,754,400
	Total Airlines	$6,746,033
	Auto Parts & Equipment — 0.2%
1,126,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 1,071,107
1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	1,734,420
	Total Auto Parts & Equipment	$2,805,527
	Banks — 4.0%
6,500,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 5,721,758
4,000,000	Banco Santander S.A., 4.25%, 4/11/27	3,942,607
5,000,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	4,199,815
5,000,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,195,865
4,000,000	BPCE SA, 4.875%, 4/1/26 (144A)	4,010,609
1,818,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,745,280
5,000,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	4,168,428
4,000,000	HSBC Holdings Plc, 4.375%, 11/23/26	3,961,678
8,650,000(c)(d)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	8,628,375
5,857,000(c)(d)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	6,018,653
8,125,000(c)(d)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	8,551,563
13Pioneer Multi-Asset Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Banks — (continued)
5,700,000(c)	Societe Generale S.A., 2.889% (1 Year CMT Index + 130 bps), 6/9/32 (144A)	$ 4,672,268
9,300,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	8,027,240
	Total Banks	$67,844,139
	Biotechnology — 0.3%
5,000,000	Amgen, Inc., 3.00%, 2/22/29	$ 4,691,923
	Total Biotechnology	$4,691,923
	Chemicals — 0.2%
3,487,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 3,033,690
	Total Chemicals	$3,033,690
	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 2,188,692
	Total Commercial Services	$2,188,692
	Diversified Financial Services — 0.4%
5,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 4,161,927
2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,865,250
	Total Diversified Financial Services	$7,027,177
	Forest Products & Paper — 0.2%
3,308,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	$ 3,192,220
	Total Forest Products & Paper	$3,192,220
	Oil & Gas — 0.3%
5,000,000	Lundin Energy Finance BV, 3.10%, 7/15/31 (144A)	$ 4,364,904
ARS22,000,000	YPF SA, 16.50%, 5/9/22 (144A)	97,892
	Total Oil & Gas	$4,462,796
	Pipelines — 0.6%
2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$ 2,178,000
1,669,000(c)(d)	Energy Transfer LP Series A, 6.25% (3 Month USD LIBOR + 402 bps)	1,418,650
3,328,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	2,745,850
3,962,000	MPLX LP, 4.125%, 3/1/27	3,928,845
	Total Pipelines	$10,271,345
Pioneer Multi-Asset Income Fund |  | 4/30/2214

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 0.4%
3,180,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 3,594,672
3,322,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	3,043,782
	Total Retail	$6,638,454
	Semiconductors — 0.3%
5,000,000	Broadcom, Inc., 2.45%, 2/15/31 (144A)	$ 4,140,616
	Total Semiconductors	$4,140,616
	Software — 0.2%
3,580,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 3,296,303
	Total Software	$3,296,303
	Telecommunications — 4.2%
4,960,000	Lumen Technologies, Inc., 5.625%, 4/1/25	$ 4,836,000
35,401,000	Lumen Technologies, Inc. Series P, 7.60%, 9/15/39	31,595,392
35,722,000	Lumen Technologies, Inc. Series U, 7.65%, 3/15/42	31,974,774
3,364,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,204,210
	Total Telecommunications	$71,610,376
	Transportation — 0.1%
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,131,224
	Total Transportation	$2,131,224
	Total Corporate Bonds (Cost $222,676,937)	$210,496,003

Shares
	Preferred Stock — 0.0%† of Net Assets
	Internet & Direct Marketing Retail — 0.0%†
7,000	Qurate Retail, Inc., 8.00%, 3/15/31	$ 570,360
	Total Internet & Direct Marketing Retail	$570,360
	Total Preferred Stock (Cost $698,222)	$570,360

	Right/Warrant — 0.0%† of Net Assets
	Metals & Mining — 0.0%†
959,816(e)	ANR, Inc., 3/31/23	$ 3,839
	Total Metals & Mining	$3,839
	Total Right/Warrant (Cost $—)	$3,839

15Pioneer Multi-Asset Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 2.1% of Net Assets#
	Event Linked Bonds — 1.4%
	Earthquakes - U.S. — 0.0%†
500,000(a)	Torrey Pines Re Pte, Ltd., 4.823%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$ 495,100
	Inland Flood – U.S. — 0.1%
1,350,000(a)	FloodSmart Re, 14.393%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	$ 1,308,150
500,000(a)	FloodSmart Re, 15.893%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	481,400
		$1,789,550
	Multiperil – U.S. — 0.4%
700,000(a)	Bonanza Re, 5.693%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 697,690
250,000(a)	Caelus Re VI, Ltd., 6.193%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	252,475
1,250,000(a)	Easton Re Pte, 4.813%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	1,236,250
500,000(a)	Four Lakes Re, 8.113%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	500,350
500,000(a)	Four Lakes Re, 10.973%, (3 Month U.S. Treasury Bill + 1,106 bps), 1/5/24 (144A)	497,850
500,000(a)	Herbie Re, 10.543%, (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	512,500
1,000,000(a)	Residential Reinsurance 2020, 7.333%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,007,300
500,000(a)	Residential Reinsurance 2021, 6.313%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	495,500
750,000(a)	Residential Reinsurance 2021 Re, 12.563%, (3 Month U.S. Treasury Bill + 1,175 bps), 12/6/25 (144A)	737,850
1,250,000(a)	Sanders Re II, 4.063%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/25 (144A)	1,235,625
		$7,173,390
	Multiperil – U.S. & Canada — 0.3%
250,000(a)	Kilimanjaro III Re, 5.063%, (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	$ 247,000
250,000(a)	Kilimanjaro III Re, 5.323%, (3 Month U.S. Treasury Bill + 450 bps), 4/21/25 (144A)	245,225
250,000(a)	Kilimanjaro III Re, 12.063%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	245,075
Pioneer Multi-Asset Income Fund |  | 4/30/2216

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
250,000(a)	Kilimanjaro III Re, 12.063%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	$ 245,900
500,000(a)	Mona Lisa Re, 7.813%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	496,200
250,000(a)	Mona Lisa Re, 8.813%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	248,350
1,750,000(a)	Mystic Re IV, 6.623%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	1,711,500
500,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	486,850
500,000(a)	Mystic Re IV, Ltd., 10.563%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	503,450
		$4,429,550
	Multiperil – U.S. Regional — 0.0%†
750,000(a)	Long Point Re III, 3.563%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$ 743,250
	Multiperil – Worldwide — 0.1%
1,000,000(a)	Northshore Re II, 6.573%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 988,000
	Pandemic – U.S — 0.0%†
250,000(a)	Vitality Re XI, 2.613%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 243,225
	Windstorm – Florida — 0.1%
1,250,000(a)	First Coast Re III Pte, Ltd., 6.813%, (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	$ 1,239,125
750,000(a)	Merna Reinsurance II, Ltd., 6.313%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	755,775
		$1,994,900
	Windstorm - Japan — 0.0%†
500,000(a)	Sakura Re, 3.063%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 498,750
	Windstorm - North Carolina — 0.1%
1,000,000(a)	Cape Lookout Re, 4.033%, (1 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$ 997,600
	Windstorm - Texas — 0.1%
1,250,000(a)	Alamo Re, Ltd., 4.813%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$ 1,221,250
	Windstorm – U.S — 0.0%†
500,000(a)	Bonanza Re, 5.563%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 497,550
17Pioneer Multi-Asset Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.2%
750,000(a)	Matterhorn Re, 4.793%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	$ 743,550
2,000,000(a)	Matterhorn Re, 6.043%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	1,986,000
		$2,729,550
	Total Event Linked Bonds	$23,801,665
Face Amount USD ($)
	Collateralized Reinsurance — 0.3%
	Multiperil – Massachusetts — 0.0%†
500,000(b)(f)+	Denning Re 2021, 7/31/25	$ 500,834
	Multiperil – U.S. — 0.2%
1,800,000(b)(f)+	Ballybunion Re 2020, 2/28/23	$ 203,353
1,500,000(b)(f)+	Ballybunion Re 2021-2, 6/30/25	1,552,200
750,000(b)(f)+	Ballybunion Re 2021-3, 7/31/25	760,500
250,000(b)(f)+	Dingle Re 2020, 12/31/22	24,069
		$2,540,122
	Multiperil – U.S. Regional — 0.1%
500,000(b)(f)+	Ailsa Re 2021, 6/30/25	$ 519,341
	Multiperil – Worldwide — 0.0%†
700,000(b)(f)+	Cypress Re 2017, 1/31/23	$ 70
19,000(b)(f)+	Limestone Re, 9/9/22 (144A)	—
26,000(f)+	Limestone Re, 9/9/22 (144A)	—
500,000(b)(f)+	Limestone Re 2020-1, 3/1/24 (144A)	21,100
700,000(b)(f)+	Resilience Re, 5/1/23	—
300,000(b)(f)+	Walton Health Re 2019, 6/30/23	250,380
250,000(f)+	Walton Heath Re 2021, 1/15/24	175,000
		$446,550
	Windstorm – Florida — 0.0%†
250,000(b)(f)+	Isosceles Re 2021, 6/30/25	$ 249,675
	Windstorm – U.S — 0.0%†
250,000(b)(f)+	Shadow Creek Re 2021, 7/31/25	$ 3,796
	Windstorm – U.S. Multistate — 0.0%†
250,000(b)(f)+	White Heron Re 2021, 6/30/25	$ 5,350
Pioneer Multi-Asset Income Fund |  | 4/30/2218

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
500,000(f)+	Isosceles Insurance, Ltd., 7/10/23	$ 499,350
250,000(b)(f)+	Oakmont Re 2017, 4/30/23	7,350
		$506,700
	Total Collateralized Reinsurance	$4,772,368
	Reinsurance Sidecars — 0.4%
	Multiperil – U.S. — 0.0%†
500,000(b)(f)+	Carnoustie Re 2021, 12/31/24	$ 23,700
1,500,000(b)(g)+	Harambee Re 2019, 12/31/22	1,050
		$24,750
	Multiperil – Worldwide — 0.4%
2,400(f)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,975
12,149(g)+	Alturas Re 2019-2, 3/10/23	4,184
60,078(g)+	Alturas Re 2020-2, 3/10/23	28,409
439,922(b)(g)+	Alturas Re 2021-2, 12/31/24	—
1,000,000(b)(f)+	Alturas Re 2021-3, 7/31/25	913,500
750,000(b)(f)+	Bantry Re 2019, 12/31/22	25,473
750,000(b)(f)+	Bantry Re 2021, 12/31/24	113,550
46,259(b)(f)+	Berwick Re 2018-1, 12/31/22	3,576
1,391,977(b)(f)+	Berwick Re 2019-1, 12/31/22	166,341
15,000(b)(f)+	Eden Re II, 3/22/23 (144A)	37,535
100,000(b)(f)+	Eden Re II, 3/22/24 (144A)	50,200
270,000(b)(f)+	Eden Re II, 3/21/25 (144A)	233,550
180,000(b)(f)+	Eden Re II, Ltd., 3/21/25 (144A)	153,360
750,000(b)(f)+	Gleneagles Re 2019, 12/31/22	16,761
500,000(b)(f)+	Gleneagles Re 2021, 12/31/24	119,772
250,000(b)(g)+	Lion Rock Re 2021, 12/31/24	160,000
2,000,000(b)(f)+	Merion Re 2021-2, 12/31/24	434,200
1,250,000(b)(f)+	Pangaea Re 2019-1, 2/1/23	26,047
750,000(b)(f)+	Pangaea Re 2020-1, 2/1/24	15,917
1,500,000(b)(f)+	Pangaea Re 2021-1, 12/31/24	43,276
500,000(b)(f)+	RosaPenna Re 2021, 7/31/25	518,000
200,000(f)+	Sector Re V, 3/1/24 (144A)	151,723
100,000(f)+	Sector Re V, 12/1/24 (144A)	290,041
1,109(b)(f)+	Sector Re V, 12/1/25 (144A)	53,798
1,995(b)(f)+	Sector Re V, 12/1/25 (144A)	96,778
300,000(f)+	Sector Re V, 3/1/26 (144A)	328,502
250,000(f)+	Sector Re V, 3/1/26 (144A)	273,752
1,500,000(b)(g)+	Thopas Re 2019, 12/31/22	—
1,000,000(b)(g)+	Thopas Re 2020, 12/31/23	—
1,500,000(b)(g)+	Thopas Re 2021, 12/31/24	—
19Pioneer Multi-Asset Income Fund |  | 4/30/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,500,000(b)(g)+	Torricelli Re 2021, 7/31/25	$ 1,464,150
1,600,000(b)(f)+	Versutus Re 2019-B, 12/31/22	—
1,500,000(b)(g)+	Viribus Re 2019, 12/31/22	39,300
1,000,000(b)(g)+	Viribus Re 2020, 12/31/23	44,000
600,000(b)(f)+	Woburn Re 2019, 12/31/22	135,505
		$5,952,175
	Total Reinsurance Sidecars	$5,976,925
	Total Insurance-Linked Securities (Cost $34,597,906)	$34,550,958

Principal Amount USD ($)
	Foreign Government Bonds — 3.4% of Net Assets
	Brazil — 1.1%
BRL94,154,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/25	$ 18,129,551
	Total Brazil	$18,129,551
	Czech Republic — 0.9%
CZK343,110,000	Czech Republic Government Bond, 5.700%, 5/25/24	$ 14,829,346
	Total Czech Republic	$14,829,346
	Egypt — 1.3%
14,560,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 10,643,360
14,430,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	11,106,915
	Total Egypt	$21,750,275
	Russia — 0.0%†
RUB59,913,000	Russian Federal Bond - OFZ, 7.000%, 8/16/23	$ 51,432
RUB61,885,000	Russian Federal Bond - OFZ, 7.700%, 3/23/33	53,125
RUB59,074,000	Russian Federal Bond - OFZ, 8.150%, 2/3/27	50,712
	Total Russia	$155,269
Pioneer Multi-Asset Income Fund |  | 4/30/2220

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Trinidad — 0.1%
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,091,891
	Total Trinidad	$2,091,891
	Total Foreign Government Bonds (Cost $63,582,908)	$56,956,332

Shares
	Closed-End Fund — 0.0%† of Net Assets
39,402	Aberdeen Asia-Pacific Income Fund, Inc.	$ 126,086
	Total Closed-End Fund (Cost $128,715)	$126,086

	Equity Linked Notes — 17.8% of Net Assets
	Aerospace & Defense — 0.3%
104,600	Citigroup Global Markets Holdings, Inc. (Spirit AeroSystems Holdings, Inc.), 15.15%, 10/17/22 (144A)	$ 4,415,689
	Total Aerospace & Defense	$4,415,689
	Auto Manufacturers — 0.3%
170,700	Goldman Sachs International (Ford Motor Company), 15.89%, 2/10/23	$ 2,747,416
177,700	Mizuho Markets Cayman LP (Stellantis NV), 12.21%, 2/10/23	2,727,784
	Auto Manufacturers	$5,475,200
	Banks — 0.5%
94,400	Citigroup Global Markets Holdings, Inc. (Citizens Financial Group), 10.99%, 6/10/22 (144A)	$ 3,683,488
106,000	Citigroup Global Markets Holdings, Inc. (Wells Fargo & Co.), 8.66%, 7/6/22 (144A)	4,611,530
	Total Banks	$8,295,018
	Beverages — 0.4%
29,900	Citigroup Global Markets Holdings, Inc. (Spirit AeroSystems Holdings, Inc.), 6.51%, 10/18/22 (144A)	$ 6,792,383
	Total Beverages	$6,792,383
	Consumer Finance — 0.6%
61,200	BNP Paribas Issuance BV (AerCap Holdings NV), 14.71%, 4/3/23	$ 3,146,598
21Pioneer Multi-Asset Income Fund |  | 4/30/22

Shares		Value
	Consumer Finance — (continued)
76,700	Citigroup Global Markets Holdings, Inc. (Aercap Holdings NV), 11.52%, 5/3/22 (144A)	$ 3,705,761
66,200	Royal Bank of Canada (AerCap Holdings NV), 14.69%, 3/31/23 (144A)	3,396,722
	Total Consumer Finance	$10,249,081
	Diversified Financial Services — 0.1%
42,300(h)	Merrill Lynch International & Co. CV (Pennymac Financail Services Inc.), 2/10/23	$ 2,149,263
	Total Diversified Financial Services	$2,149,263
	Electrical Equipment — 0.2%
16,800	Royal Bank of Canada (Generac Holdings Inc.), 13.47%, 2/28/23 (144A)	$ 4,119,276
	Total Electrical Equipment	$4,119,276
	Healthcare-Services — 0.4%
15,700	Goldman Sachs International (Anthem Inc.), 8.52%, 2/27/23	$ 7,389,362
	Total Healthcare-Services	$7,389,362
	Hotels, Restaurants & Leisure — 0.3%
36,500(h)	Merrill Lynch International & Co. CV (Darden Restaurants Inc.), 2/22/23	$ 4,985,535
	Total Hotels, Restaurants & Leisure	$4,985,535
	Insurance — 0.3%
23,400	Toronto-Dominion Bank (Willis Towers Watson Plc), 6.65%, 2/22/23	$ 5,051,171
	Total Insurance	$5,051,171
	Interactive Media & Services — 0.4%
65,300(h)	JP Morgan Structured Products BV (Twitter, Inc.), 10/5/22	$ 3,565,054
18,500	Toronto-Dominion Bank (Meta Platforms Inc.), 11.07%, 4/11/23	3,868,442
	Total Interactive Media & Services	$7,433,496
	Internet & Direct Marketing Retail — 2.5%
36,400	BNP Paribas Issuance BV (Alibaba Group Holdings, Ltd.), 27.85%, 6/29/22	$ 3,463,642
52,300	Goldman Sachs International (Alibaba Group Holdings, Ltd.), 15.39%, 12/20/22	5,422,464
22,100	JP Morgan Structured Products BV (Expedia Group, Inc.), 10.61%, 11/22/22	3,952,762
15,700	Royal Bank of Canada (Alibaba Group Holdings, Ltd.), 10.56%, 8/15/22 (144A)	1,635,233
Pioneer Multi-Asset Income Fund |  | 4/30/2222

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Shares		Value
	Internet & Direct Marketing Retail — (continued)
21,000	Royal Bank of Canada (Alibaba Group Holdings, Ltd.), 13.89%, 10/18/22 (144A)	$ 2,248,260
99,200	Royal Bank of Canada (eBay, Inc.), 8.12%, 6/14/22 (144A)	5,227,344
92,100	Royal Bank of Canada (Paypal Holdings, Inc.), 2,313.233%, 8/1/22 (144A)	8,270,525
118,700	Royal Bank of Canada (TripAdvisor, Inc.), 15.96%, 2/22/23 (144A)	3,232,201
154,300	Toronto-Dominion Bank (eBay Inc.), 10.14%, 3/10/23	8,015,268
	Total Internet & Direct Marketing Retail	$41,467,699
	IT Services — 1.0%
83,400	BNP Paribas Issuance BV (National Instrument Corp.), 8.63%, 1/31/23 (144A)	$ 3,220,491
28,400	Goldman Sachs International (Advanced Micro Devices, Inc.), 26.39%, 5/5/22	2,505,874
188,200	Goldman Sachs International (Kyndryl Holdings, Inc.), 16.32%, 1/20/23	2,529,408
19,300	Royal Bank of Canada (CDW Corporation), 8.07%, 2/27/23 (144A)	3,250,796
128,000	UBS AG (National Instruments Corp.), 10.00%, 3/21/23 (144A)	4,674,560
	Total IT Services	$16,181,129
	Leisure Products — 1.0%
409,900(h)	JP Morgan Structured Products BV (Tapestry Inc.), 2/22/23	$ 14,443,318
76,400	JP Morgan Structured Products BV (Tapestry, Inc.), 12.30%, 7/5/22	2,631,980
	Total Leisure Products	$17,075,298
	Machinery — 0.5%
64,800	Mizuho Markets Cayman LP (AGCO Corporation), 10.50%, 3/21/23	$ 7,952,580
	Total Machinery	$7,952,580
	Media — 0.3%
102,800	Credit Suisse AG (Meredith Corp.), 5/10/22	$ 3,521,393
44,100	Merrill Lynch International & Co. CV (Meredith Corp.), 0.136%, 5/13/22	1,713,766
	Total Media	$5,235,159
	Metals & Mining — 1.9%
342,400	Goldman Sachs International (Barrick Gold Corporation), 11.06%, 2/27/23	$ 7,409,536
23Pioneer Multi-Asset Income Fund |  | 4/30/22

Shares		Value
	Metals & Mining — (continued)
202,300	Goldman Sachs International (Teck Resources, Ltd.), 13.30%, 1/23/23	$ 6,930,798
131,100	Toronto-Dominion Bank (Alcoa Corp.), 17.36%, 12/20/22	7,035,547
268,900	UBS AG (Barrick Gold Corp.), 9.75%, 1/20/23 (144A)	5,224,727
236,800	UBS AG (Barrick Gold Corp.), 10.45%, 11/29/22 (144A)	4,975,168
	Total Metals & Mining	$31,575,776
	Oil, Gas & Consumable Fuels — 2.3%
171,900	Goldman Sachs International (Occidental Petroleum Corp.), 17.89%, 3/13/23	$ 8,622,504
377,500	Goldman Sachs International (Range Resources Corporation), 18.96%, 1/20/23	8,576,800
51,100(h)	JP Morgan Structured Products BV (Chesapeake Energy Corp.), 3/6/23	3,602,698
343,000	JP Morgan Structured Products BV (Range Resources Corp.), 20.10%, 9/7/22	5,237,754
217,200	Merrill Lynch International & Co. CV (Range Resources Corp.), 0.209%, 9/30/22	4,336,398
146,200	Toronto-Dominion Bank (Occidental Petroleum Corp.), 18.05%, 5/2/23	8,116,074
	Total Oil, Gas & Consumable Fuels	$38,492,228
	Pharmaceuticals — 1.0%
46,200	Merrill Lynch International & Co. CV (Alnylam Pharmaceuticals Inc.), 20.59%, 2/27/23	$ 6,607,524
49,700	UBS AG (Eli Lilly & Co.), 6.80%, 5/24/22 (144A)	10,134,327
	Total Pharmaceuticals	$16,741,851
	Semiconductors & Semiconductor Equipment — 1.6%
27,700	JP Morgan Structured Products BV (QUALCOMM, Inc.), 0.009%, 1/20/23	$ 4,365,243
35,500	Mizuho Markets Cayman LP (QUALCOMM Incorporated), 1,932.007%, 5/9/23	5,227,609
49,500	Royal Bank of Canada (MKS Instruments, Inc.), 10.51%, 12/20/22 (144A)	6,099,390
158,500(b)	UBS AG (Micron Technology, Inc.), 11.10%, 5/27/22 (144A)	10,766,905
	Total Semiconductors & Semiconductor Equipment	$26,459,147
	Software — 1.9%
20,800	Bank of America (Adobe Inc.), 6,544.34%, 8/1/22	$ 8,402,609
Pioneer Multi-Asset Income Fund |  | 4/30/2224

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Shares		Value
	Software — (continued)
43,900	Bank of America (Autodesk Inc.), 3,890.415%, 8/1/22	$ 8,392,591
216,500	Toronto-Dominion Bank (Oracle Corp.), 9.72%, 3/21/23	16,009,959
	Total Software	$32,805,159
	Total Equity Linked Notes (Cost $321,319,119)	$300,341,500

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 5.0% of Net Assets
85,685,000	United States Treasury Notes, 2.125%, 3/31/24	$ 84,992,156
	Total U.S. Government and Agency Obligations (Cost $84,945,932)	$84,992,156

Shares
	Investment Companies — 0.4% of Net Assets
1,623,898	Invesco Senior Income Trust	$ 6,722,938
	Total Investment Companies (Cost $6,871,979)	$6,722,938

	SHORT TERM INVESTMENTS — 4.2% of Net Assets
	Open-End Fund — 4.2%
71,004,680(i)	Dreyfus Government Cash Management, Institutional Shares, 0.24%	$ 71,004,680
		$71,004,680
	TOTAL SHORT TERM INVESTMENTS (Cost $71,004,680)	$71,004,680
25Pioneer Multi-Asset Income Fund |  | 4/30/22

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Exchange-Traded Call Option Purchased — 0.0%†
550	Call Option on Euro	Citigroup Global Markets, Ltd.	USD 909,354	USD 73.50	6/3/22	$126,500
	Total Exchange-Traded Call Option Purchased (Premiums paid $ 909,354)					$126,500

	TOTAL OPTIONS PURCHASED (Premiums paid $ 909,354)					$126,500

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.8% (Cost $1,712,889,234)					$1,719,867,625
	OTHER ASSETS AND LIABILITIES — (1.8)%					$(30,247,449)
	net assets — 100.0%					$1,689,620,176

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2022, the value of these securities amounted to $352,158,241, or 20.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	ANR, Inc. warrants are exercisable into 959,816 shares.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2022.
Pioneer Multi-Asset Income Fund |  | 4/30/2226

Schedule of Investments  |  4/30/22
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2021	7/12/2021	$500,000	$519,341
Alamo Re, Ltd.	5/21/2021	1,250,000	1,221,250
Alturas Re 2019-1	12/20/2018	2,400	10,975
Alturas Re 2019-2	12/19/2018	12,149	4,184
Alturas Re 2020-2	1/1/2020	60,078	28,409
Alturas Re 2021-2	2/16/2021	22,989	—
Alturas Re 2021-3	7/1/2021	1,000,000	913,500
Ballybunion Re 2020	12/31/2019	123,519	203,353
Ballybunion Re 2021-2	8/2/2021	1,500,000	1,552,200
Ballybunion Re 2021-3	8/4/2021	750,000	760,500
Bantry Re 2019	2/1/2019	—	25,473
Bantry Re 2021	1/11/2021	124,264	113,550
Berwick Re 2018-1	1/29/2018	6,757	3,576
Berwick Re 2019-1	2/27/2019	166,329	166,341
Bonanza Re	12/15/2020	500,000	497,550
Bonanza Re	2/13/2020	700,000	697,690
Caelus Re VI, Ltd.	4/9/2021	251,864	252,475
Cape Lookout Re	3/9/2021	1,000,000	997,600
Carnoustie Re 2021	1/11/2021	16,752	23,700
Cypress Re 2017	1/24/2017	2,353	70
Denning Re 2021	7/23/2021	489,146	500,834
Dingle Re 2020	2/13/2020	—	24,069
Easton Re Pte	12/15/2020	1,250,000	1,236,250
Eden Re II	12/23/2019	100,000	50,200
Eden Re II	12/14/2018	4,320	37,535
Eden Re II	1/25/2021	270,000	233,550
Eden Re II, Ltd.	12/14/2020	180,000	153,360
First Coast Re III Pte, Ltd.	3/4/2021	1,250,000	1,239,125
FloodSmart Re	2/9/2021	502,744	481,400
FloodSmart Re	2/16/2021	1,350,000	1,308,150
Four Lakes Re	11/5/2020	500,000	500,350
27Pioneer Multi-Asset Income Fund |  | 4/30/22

Restricted Securities	Acquisition date	Cost	Value
Four Lakes Re	11/5/2020	$500,000	$497,850
Gleneagles Re 2019	1/24/2019	—	16,761
Gleneagles Re 2021	1/13/2021	128,922	119,772
Harambee Re 2019	12/20/2018	—	1,050
Herbie Re	10/19/2020	500,000	512,500
Isosceles Insurance, Ltd.	6/25/2021	500,000	499,350
Isosceles Re 2021	7/19/2021	227,760	249,675
Kilimanjaro III Re	4/8/2021	250,000	245,075
Kilimanjaro III Re	4/8/2021	250,000	245,900
Kilimanjaro III Re	4/8/2021	250,000	247,000
Kilimanjaro III Re	4/8/2021	250,000	245,225
Limestone Re	12/15/2016	11,024	—
Limestone Re	12/27/2018	15,143	—
Limestone Re 2020-1	1/3/2020	2,500	21,100
Lion Rock Re 2021	12/30/2020	214,782	160,000
Long Point Re III	3/1/2019	750,014	743,250
Matterhorn Re	11/24/2020	750,407	743,550
Matterhorn Re	11/24/2020	2,000,784	1,986,000
Merion Re 2021-2	12/28/2020	544,188	434,200
Merna Reinsurance II, Ltd.	6/8/2021	750,000	755,775
Mona Lisa Re	4/9/2021	251,560	248,350
Mona Lisa Re	6/22/2021	500,000	496,200
Mystic Re IV	6/9/2021	1,748,609	1,711,500
Mystic Re IV	6/9/2021	500,000	486,850
Mystic Re IV, Ltd.	12/15/2020	500,000	503,450
Northshore Re II	12/2/2020	1,000,000	988,000
Oakmont Re 2017	5/10/2017	—	7,350
Pangaea Re 2019-1	1/9/2019	13,123	26,047
Pangaea Re 2020-1	1/21/2020	—	15,917
Pangaea Re 2021-1	1/19/2021	81,826	43,276
Residential Reinsurance 2020	10/30/2020	1,005,052	1,007,300
Residential Reinsurance 2021	10/28/2021	500,000	495,500
Residential Reinsurance 2021 Re	10/28/2021	750,000	737,850
Resilience Re	2/8/2017	339	—
RosaPenna Re 2021	7/16/2021	500,000	518,000
Sakura Re	3/24/2021	500,000	498,750
Sanders Re II	5/24/2021	1,250,000	1,235,625
Sector Re V	4/23/2019	200,000	151,723
Sector Re V	12/4/2019	100,000	290,041
Sector Re V	12/4/2020	1,109	53,798
Sector Re V	12/21/2020	1,995	96,778
Sector Re V	5/21/2021	300,000	328,502
Sector Re V	4/26/2021	250,000	273,752
Shadow Creek Re 2021	8/31/2021	—	3,796
Pioneer Multi-Asset Income Fund |  | 4/30/2228

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2019	12/21/2018	$—	$—
Thopas Re 2020	2/5/2020	—	—
Thopas Re 2021	12/30/2020	—	—
Torrey Pines Re Pte, Ltd.	3/12/2021	500,000	495,100
Torricelli Re 2021	7/1/2021	1,500,000	1,464,150
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2019	12/27/2018	—	39,300
Viribus Re 2020	3/12/2020	101,920	44,000
Vitality Re XI	1/31/2020	249,063	243,225
Walton Health Re 2019	7/18/2019	183,361	250,380
Walton Heath Re 2021	6/28/2021	214,000	175,000
White Heron Re 2021	6/9/2021	—	5,350
Woburn Re 2019	1/30/2019	114,761	135,505
Total Restricted Securities			$34,550,958
% of Net assets			2.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
NOK	299,421,119	USD	33,987,027	Bank of America NA	6/21/22	$(2,057,383)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(2,057,383)
FUTURES CONTRACT
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
30	Japan 10Y Bond (OSE)	6/13/22	$(34,559,631)	$(34,587,555)	$(27,924)
1,256	S&P 500 E-MINI	6/17/22	(268,959,033)	(259,207,000)	9,752,033
			$(303,518,664)	$(293,794,555)	$9,724,109
TOTAL FUTURES CONTRACTS			$(303,518,664)	$(293,794,555)	$9,724,109
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentine Peso
BRL	— Brazil Real
CZK	— Czech Republic Koruna
29Pioneer Multi-Asset Income Fund |  | 4/30/22

NOK	— Norwegian Krone
RUB	— Russia Ruble
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$32,539,665	$—	$32,539,665
Common Stocks
Food & Staples Retailing	11,209,087	—	484,733	11,693,820
Oil, Gas & Consumable Fuels	178,544,428	—	416,674	178,961,102
All Other Common Stocks	619,057,340	—	—	619,057,340
Asset Backed Securities	—	28,787,555	—	28,787,555
Collateralized Mortgage Obligations	—	75,853,068	—	75,853,068
Commercial Mortgage-Backed Securities	—	7,083,723	—	7,083,723
Corporate Bonds	—	210,496,003	—	210,496,003
Preferred Stock	570,360	—	—	570,360
Right/Warrant	3,839	—	—	3,839
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	500,834	500,834
Multiperil – U.S.	—	—	2,540,122	2,540,122
Multiperil – U.S. Regional	—	—	519,341	519,341
Multiperil – Worldwide	—	—	446,550	446,550
Windstorm – Florida	—	—	249,675	249,675
Windstorm – U.S	—	—	3,796	3,796
Windstorm – U.S. Multistate	—	—	5,350	5,350
Windstorm – U.S. Regional	—	—	506,700	506,700
Reinsurance Sidecars
Multiperil – U.S.	—	—	24,750	24,750
Multiperil – Worldwide	—	—	5,952,175	5,952,175
Pioneer Multi-Asset Income Fund |  | 4/30/2230

Schedule of Investments  |  4/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$23,801,665	$—	$23,801,665
Foreign Government Bonds	—	56,956,332	—	56,956,332
Closed-End Fund	126,086	—	—	126,086
Equity Linked Notes
Beverages	6,792,383	—	—	6,792,383
All Other Equity Linked Notes	—	293,549,117	—	293,549,117
U.S. Government and Agency Obligations	—	84,992,156	—	84,992,156
Investment Companies	6,722,938	—	—	6,722,938
Open-End Fund	71,004,680	—	—	71,004,680
Exchange-Traded Call Option Purchased	—	126,500	—	126,500
Total Investments in Securities	$894,031,141	$814,185,784	$11,650,700	$1,719,867,625
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(2,057,383)	$—	$(2,057,383)
Net unrealized appreciation on futures contracts	9,724,109	—	—	9,724,109
Total Other Financial Instruments	$9,724,109	$(2,057,383)	$—	$7,666,726
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 7/31/21	$—	$ 27,266,511	$ 27,266,511
Realized gain (loss)	52,073	(306,902)	(254,829)
Changed in unrealized appreciation (depreciation)	(28,554,834)	(1,075,829)	(29,630,663)
Accrued discounts/premiums	—	(8,854,988)	(8,854,988)
Purchases	1,332,283	4,250,000	5,582,283
Sales	(1,315,098)	(10,529,499)	(11,844,597)
Transfers in to Level 3*	29,386,983	—	29,386,983
Transfers out of Level 3*	—	—	—
Balance as of 4/30/22	$ 901,407	$ 10,749,293	$ 11,650,700
*	Transfers are calculated on the beginning of period values. Security valued at $29.386,983 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2022:	$(29,292,305)
31Pioneer Multi-Asset Income Fund |  | 4/30/22